Fair Value and Fair Value Hierarchy of Financial Instruments (Details) - Schedule of Movements in Fair Value Measurements - Level 1 of fair value hierarchy [Member] - Quoted/Unquoted Equity Shares at Fair Value through Other Comprehensive Income [Member]
	6 Months Ended		12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Fair Value and Fair Value Hierarchy of Financial Instruments (Details) - Schedule of Movements in Fair Value Measurements [Line Items]
At beginning of year	RM 36	$ 8	RM 12,819,747
Addition	23,738,105	5,032,244	369,967
Disposal	(14,548,082)	(3,084,050)	(13,891,379)
Currency realignment	66,390	14,074
Total unrealized gain recognized in other comprehensive income/(loss)	(6,806,995)	(1,443,016)	701,701
At end of year	RM 2,449,454	$ 519,260	RM 36